Share capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended
	Jan. 31, 2025 CAD ($) Shares shares	Jan. 31, 2024 CAD ($) Shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 59,007
Purchase of common shares for cancellation, Amount	(63)
Balance at end of period	$ 61,631	$ 54,326
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	942,294,598	931,098,941
Equity-settled share-based compensation plans, Number of shares | Shares	1,261,526	379,025
Shareholder investment plan, Number of shares | shares	629	5,117,729
Employee share purchase plan, Number of shares | shares		671,192
Number of shares issued, Number of shares | shares	943,556,753	937,266,887
Purchase of common shares for cancellation, Number of shares | shares	(3,500,000)
Treasury shares, Number of shares | shares	24,502	(43,542)
Ending balance, Number of shares | shares	940,081,255	937,223,345
Balance at beginning of period	$ 17,011	$ 16,082
Equity-settled share-based compensation plans	77	20
Shareholder investment plan, Amount		308
Employee share purchase plan, Amount		39
Number of shares issued, Amount	17,088	16,449
Purchase of common shares for cancellation, Amount	(63)
Treasury shares, Amount	2	(2)
Balance at end of period	$ 17,027	$ 16,447